REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Tables)	9 Months Ended
Mar. 27, 2021
Realized And Unrealized Gain On Investments
Schedule of realized and unrealized loss (gain) on investments and assets held for sale

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Gain on Changes in Fair Value of Investments	-	(86,124)	-	(16,600,604)

Total Realized and Unrealized Gain on Investments	$-	$(86,124)	$-	$(16,600,604)